UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 93.9%
Aerospace - 1.1%
BE Aerospace, Inc., 8.5%, 2018	$18,742,000	$20,663,055
Bombardier, Inc., 7.75%, 2020 (n)	1,594,000	1,809,190

		$22,472,245
Airlines - 0.9%
Continental Airlines, Inc., 7.25%, 2019	$1,997,381	$2,187,132
Continental Airlines, Inc., FRN, 0.879%, 2013	15,842,581	15,050,452

		$17,237,584
Apparel Manufacturers - 0.8%
Phillips-Van Heusen Corp., 7.375%, 2020	$13,826,000	$15,277,730

Asset-Backed & Securitized - 3.0%
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019 (z)	$2,447,449	$2,031,382
ARCap REIT, Inc., CDO, “G”, FRN, 6.038%, 2045 (a)(d)(z)	2,150,000	215
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040 (z)	2,022,291	1,140,197
BlackRock Capital Finance LP, 7.75%, 2026 (n)	466,378	51,302
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	7,420,042	7,360,682
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	740,075	753,772
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,619,252
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,058,936	1,853,042
Falcon Franchise Loan LLC, FRN, 5.147%, 2025 (i)(z)	5,979,517	759,997
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	47,973	47,942
FUEL Trust, 4.207%, 2016 (n)	3,610,000	3,707,167
FUEL Trust, 3.984%, 2016 (n)	4,112,000	4,187,344
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,847,575	2,719,434
GMAC LLC, FRN, 6.02%, 2033 (z)	1,756,447	1,805,341
GMAC LLC, FRN, 7.969%, 2034 (n)	3,212,000	2,633,146
Greenwich Capital Commercial Funding Corp., FRN, 6.079%, 2038	2,125,000	2,196,853
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.573%, 2042 (n)	4,734,928	714,969
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	1,467,768	1,601,646
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	9,792,112	10,411,022
KKR Financial CLO Ltd., “C”, FRN, 1.907%, 2021 (n)	3,651,630	2,665,690
LB Commercial Conduit Mortgage Trust, FRN, 1.071%, 2030 (i)	8,265,004	126,132
LB Commercial Conduit Mortgage Trust, FRN, 2.069%, 2030 (i)	7,637,407	309,124
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,070,000	3,285,738
Morgan Stanley Capital I, Inc., FRN, 1.183%, 2030 (i)(n)	13,399,399	352,712
Prudential Securities Secured Financing Corp., FRN, 7.317%, 2013 (z)	3,468,000	3,209,409
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,073,934	1,931,683

		$58,475,193
Automotive - 3.3%
Ford Motor Credit Co. LLC, 8%, 2014	$5,635,000	$6,197,970
Ford Motor Credit Co. LLC, 5.875%, 2021	7,000,000	7,654,136
Harley-Davidson Financial Services, 3.875%, 2016 (n)	7,200,000	7,552,879
Harley-Davidson Financial Services, 2.7%, 2017 (n)	3,815,000	3,825,598
Hyundai Capital America, 4%, 2017 (z)	10,225,000	10,366,739
Lear Corp., 8.125%, 2020	13,628,000	15,212,255
RCI Banque S.A., 4.6%, 2016 (n)	5,188,000	4,953,103
TRW Automotive, Inc., 7.25%, 2017 (n)	8,840,000	9,657,700

		$65,420,380

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020	$3,160,000	$3,568,275

Broadcasting - 1.9%
CBS Corp., 8.875%, 2019	$4,240,000	$5,580,345
CBS Corp., 5.75%, 2020	1,010,000	1,160,315
News America, Inc., 8.5%, 2025	4,931,000	6,256,413
News America, Inc., 6.15%, 2041	2,172,000	2,593,961
SIRIUS XM Radio, Inc., 13%, 2013 (n)	12,995,000	14,814,300
WPP Finance, 8%, 2014	2,744,000	3,092,653
WPP Finance, 4.75%, 2021 (n)	3,500,000	3,595,330

		$37,093,317
Brokerage & Asset Managers - 0.3%
TD Ameritrade Holding Co., 4.15%, 2014	$5,138,000	$5,484,152

Building - 1.6%
Mohawk Industries, Inc., 6.875%, 2016	$13,332,000	$14,498,550
Owens Corning, Inc., 6.5%, 2016	14,893,000	16,469,886

		$30,968,436
Cable TV - 3.8%
CCH II LLC, 13.5%, 2016	$16,500,000	$19,016,250
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,040,098
DIRECTV Holdings LLC, 7.625%, 2016	2,930,000	3,087,488
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,778,206
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	5,079,318
Myriad International Holdings B.V., 6.375%, 2017 (n)	8,201,000	8,939,090
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,539,000
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,925,351
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,653,987
Time Warner Cable, Inc., 4%, 2021	2,820,000	2,949,289
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,301,308
Virgin Media Finance PLC, 9.5%, 2016	9,400,000	10,622,000
Virgin Media Secured Finance PLC, 5.25%, 2021	2,990,000	3,237,446

		$74,168,831
Chemicals - 3.1%
Ashland, Inc., 9.125%, 2017	$15,963,000	$17,898,514
CF Industries Holdings, Inc. , 7.125%, 2020	5,474,000	6,555,115
Dow Chemical Co., 8.55%, 2019	10,554,000	13,990,351
Lyondell Chemical Co., 11%, 2018	15,926,386	17,439,393
LyondellBasell Industries, Inc., 6%, 2021 (n)	5,020,000	5,459,250

		$61,342,623
Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$3,091,000	$3,160,903

Consumer Products - 1.2%
Hasbro, Inc., 6.35%, 2040	$6,881,000	$7,596,548
Mattel, Inc., 5.45%, 2041	6,138,000	6,481,519
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,650,445
Whirlpool Corp., 8%, 2012	5,627,000	5,721,882

		$24,450,394
Consumer Services - 0.6%
Service Corp. International, 7.375%, 2014	$5,360,000	$5,875,900
Service Corp. International, 7%, 2019	5,550,000	5,994,000

		$11,869,900

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 1.4%
Crown Americas LLC, 7.625%, 2017	$19,644,000	$21,608,400
Greif, Inc., 6.75%, 2017	5,864,000	6,186,520

		$27,794,920
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$7,642,000	$8,704,291

Electronics - 0.8%
Intel Corp., 4.8%, 2041	$9,310,000	$10,508,607
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,900,876
Tyco Electronics Group S.A., 3.5%, 2022	3,428,000	3,414,528

		$16,824,011
Emerging Market Quasi-Sovereign - 1.5%
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	$8,400,000	$8,836,800
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,198,115
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,935,044
Petrobras International Finance Co., 3.875%, 2016	6,547,000	6,703,375
Petroleos Mexicanos, 4.875%, 2022 (z)	1,699,000	1,753,319
Petroleos Mexicanos, 6.5%, 2041	412,000	455,260
Petroleos Mexicanos, 6.5%, 2041 (n)	6,538,000	7,224,490

		$30,106,403
Energy - Independent - 5.1%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,858,428
Anadarko Petroleum Corp., 6.45%, 2036	4,296,000	5,130,910
Anadarko Petroleum Corp., 6.2%, 2040	3,600,000	4,242,136
Chesapeake Energy Corp., 6.875%, 2020	6,929,000	7,102,225
LINN Energy LLC, 7.75%, 2021	9,400,000	10,128,500
Newfield Exploration Co., 6.625%, 2016	10,285,000	10,567,838
Noble Energy, Inc., 4.15%, 2021	13,080,000	13,601,918
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	12,820,000	13,243,060
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,836,806
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	11,103,068
Southwestern Energy Co., 7.5%, 2018	10,149,000	11,887,016

		$100,701,905
Energy - Integrated - 1.8%
BG Energy Capital PLC, 4%, 2021 (n)	$5,000,000	$5,359,570
BG Energy Capital PLC, 5.125%, 2041 (n)	4,094,000	4,590,418
BP Capital Markets PLC, 4.5%, 2020	4,127,000	4,621,344
BP Capital Markets PLC, 3.561%, 2021	6,660,000	7,040,439
Hess Corp., 8.125%, 2019	1,452,000	1,888,098
LUKOIL International Finance B.V., 6.125%, 2020 (n)	11,761,000	12,099,129

		$35,598,998
Entertainment - 0.7%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,462,605
Viacom, Inc., 3.875%, 2021	9,160,000	9,636,476

		$14,099,081
Financial Institutions - 3.0%
CIT Group, Inc., 7%, 2017	$7,000,000	$7,008,750
CIT Group, Inc., 6.625%, 2018 (n)	7,448,000	7,969,360
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,750,798
General Electric Capital Corp., 2.15%, 2015	10,000,000	10,221,150
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,577,868
International Lease Finance Corp., 8.75%, 2017	555,000	607,725

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
International Lease Finance Corp., 7.125%, 2018 (n)	$3,221,000	$3,526,995
International Lease Finance Corp., 6.25%, 2019	3,853,000	3,775,639
SLM Corp., 6.25%, 2016	4,180,000	4,266,664
SLM Corp., 6%, 2017	6,213,000	6,250,440
SLM Corp., 8%, 2020	2,532,000	2,696,580

		$58,651,969
Food & Beverages - 6.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$4,630,000	$6,083,973
Anheuser-Busch InBev Worldwide, Inc., 6.375%, 2040	4,310,000	5,977,371
Constellation Brands, Inc., 7.25%, 2016	9,400,000	10,551,500
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (z)	5,852,000	5,972,774
J.M. Smucker Co., 3.5%, 2021	12,140,000	12,622,310
Kraft Foods, Inc., 6.5%, 2040	8,525,000	10,933,099
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,611,214
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	5,042,698
Pernod Ricard S.A., 5.5%, 2042 (n)	3,700,000	3,890,631
Pernod-Ricard S.A., 4.45%, 2022 (n)	4,355,000	4,549,425
SABMiller Holdings, Inc., 3.75%, 2022 (z)	11,234,000	11,694,560
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	9,762,688
Tyson Foods, Inc., 6.85%, 2016	12,881,000	14,362,315
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,069,332

		$119,123,890
Food & Drug Stores - 0.8%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,849,367
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,370,990
CVS Caremark Corp., 5.75%, 2041	9,305,000	11,169,573

		$15,389,930
Forest & Paper Products - 0.8%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$6,508,000	$7,356,806
International Paper Co., 6%, 2041	6,640,000	7,565,158

		$14,921,964
Gaming & Lodging - 1.6%
Host Hotels & Resorts, Inc., 6.75%, 2016	$8,900,000	$9,200,375
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	850,000	975,375
Wyndham Worldwide Corp., 6%, 2016	11,520,000	12,782,500
Wynn Las Vegas LLC, 7.75%, 2020	6,800,000	7,684,000

		$30,642,250
Insurance - 1.6%
American International Group, Inc., 4.875%, 2016	$3,388,000	$3,438,711
American International Group, Inc., 6.4%, 2020	5,800,000	6,308,718
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,700,000	2,933,963
Principal Financial Group, Inc., 7.875%, 2014	200,000	222,296
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,721,784
Unum Group, 7.125%, 2016	4,500,000	5,192,987
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,711,641

		$32,530,100
Insurance - Health - 1.1%
CIGNA Corp., 2.75%, 2016	$9,534,000	$9,653,089
CIGNA Corp., 5.375%, 2042	4,300,000	4,568,200
Humana, Inc., 7.2%, 2018	5,489,000	6,600,259

		$20,821,548

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 1.9%
Aon Corp., 6.25%, 2040	$1,832,000	$2,273,089
AXIS Capital Holdings Ltd., 5.75%, 2014	5,545,000	5,820,819
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	1,884,876
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,874,760
CNA Financial Corp., 5.875%, 2020	6,010,000	6,327,196
Marsh & McLennan Cos., Inc., 4.8%, 2021	3,500,000	3,918,439
XL Capital Ltd., 6.5% to 2017, FRN to 2049	2,655,000	2,213,606
XL Group PLC, 5.75%, 2021	6,890,000	7,567,377
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	985,120
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	4,532,242

		$37,397,524
Local Authorities - 0.1%
State of California (Build America Bonds), 7.6%, 2040	$845,000	$1,144,882

Machinery & Tools - 0.8%
Case New Holland, Inc., 7.875%, 2017	$13,046,000	$15,035,515

Major Banks - 5.8%
Bank of America Corp., 5.65%, 2018	$4,060,000	$4,153,603
Bank of America Corp., 7.625%, 2019	1,290,000	1,458,004
Bank of America Corp., 5.625%, 2020	360,000	364,816
Bank of America Corp., 5.7%, 2022	8,805,000	9,120,554
BB&T Corp., 3.95%, 2016	2,500,000	2,732,170
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,647,890
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,046,466
Goldman Sachs Group, Inc., 7.5%, 2019	8,443,000	9,583,008
HSBC USA, Inc., 4.875%, 2020	7,140,000	7,081,188
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,216,144
JPMorgan Chase & Co., 4.5%, 2022	9,500,000	9,789,579
Macquarie Group Ltd., 6%, 2020 (n)	2,503,000	2,407,573
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,525,047
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,303,855
Morgan Stanley, 5.75%, 2016	5,924,000	6,155,397
Morgan Stanley, 7.3%, 2019	3,930,000	4,286,655
PNC Funding Corp., 5.625%, 2017	7,355,000	8,150,392
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,534,996
Wachovia Corp., 6.605%, 2025	7,936,000	9,267,899
Wells Fargo & Co., 2.625%, 2016	13,081,000	13,353,673

		$113,178,909
Medical & Health Technology & Services - 1.7%
Davita, Inc., 6.625%, 2020	$6,460,000	$6,863,750
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,528,688
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	1,000,000	1,072,500
Hospira, Inc., 6.05%, 2017	5,884,000	6,466,422
McKesson Corp., 5.7%, 2017	5,010,000	5,903,118
McKesson Corp., 7.5%, 2019	920,000	1,194,027

		$33,028,505
Metals & Mining - 3.8%
ArcelorMittal, 6.5%, 2014	$2,460,000	$2,619,157
ArcelorMittal, 3.75%, 2016	3,658,000	3,677,040
ArcelorMittal, 9.85%, 2019	5,742,000	6,769,841
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	110,416
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	2,727,000	2,876,985
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	10,074,000	9,556,237

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Peabody Energy Corp., 7.375%, 2016	$10,909,000	$12,136,263
Rio Tinto Finance (USA) Ltd., 3.75%, 2021	3,000,000	3,217,026
Southern Copper Corp., 6.75%, 2040	10,301,000	10,893,431
Teck Resources Ltd., 10.75%, 2019	5,838,000	7,136,669
Vale Overseas Ltd., 5.625%, 2019	14,499,000	16,189,424

		$75,182,489
Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 7%, 2022	$2,630,000	$2,636,575
EQT Corp., 4.875%, 2021	4,449,000	4,525,202

		$7,161,777
Natural Gas - Pipeline - 3.9%
El Paso Pipeline Partners LP, 6.5%, 2020	$5,580,000	$6,232,229
El Paso Pipeline Partners LP, 5%, 2021	1,689,000	1,767,400
Energy Transfer Partners LP, 8.5%, 2014	7,200,000	8,208,900
Energy Transfer Partners LP, 9.7%, 2019	3,520,000	4,450,885
Energy Transfer Partners LP, 5.2%, 2022	2,477,000	2,615,776
Energy Transfer Partners LP, 6.5%, 2042	7,468,000	8,057,180
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,565,197
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,244,650
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,238,508
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	2,791,000	3,014,280
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,556,640
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,545,735
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,101,577
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,762,952
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,305,887
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	6,088,693
Rockies Express Pipeline, 5.625%, 2020 (n)	5,303,000	4,401,490
Southern Natural Gas Co., 4.4%, 2021	2,500,000	2,574,985
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,339,961
Spectra Energy Partners LP, 4.6%, 2021	2,500,000	2,645,365

		$77,718,290
Network & Telecom - 3.0%
AT&T, Inc., 5.35%, 2040	$1,600,000	$1,786,947
AT&T, Inc., 5.55%, 2041	5,474,000	6,338,684
CenturyLink, Inc., 7.6%, 2039	8,088,000	8,218,694
Telefonica Emisiones S.A.U., 5.134%, 2020	7,000,000	6,829,760
Telefonica Emisiones S.A.U., 5.462%, 2021	4,470,000	4,440,976
Verizon Communications, Inc., 1.95%, 2014	12,500,000	12,814,538
Verizon Communications, Inc., 6%, 2041	4,310,000	5,394,961
Windstream Corp., 7.75%, 2021	12,185,000	13,159,800

		$58,984,360
Oil Services - 0.1%
Transocean, Inc., 6%, 2018	$2,650,000	$2,858,722

Other Banks & Diversified Financials - 3.4%
American Express Centurion Bank, 5.5%, 2013	$3,943,000	$4,147,760
American Express Co., 8.125%, 2019	1,435,000	1,888,958
American Express Credit Corp., 2.8%, 2016	3,000,000	3,067,968
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	5,207,865
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	8,500,000	7,914,903
Capital One Financial Corp., 8.8%, 2019	7,000,000	8,465,674
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,651,413

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc., 4.45%, 2017	$11,549,000	$12,041,646
Citigroup, Inc., 6.125%, 2018	5,765,000	6,334,824
Discover Bank, 7%, 2020	8,495,000	9,306,086
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	2,963,280
Santander Holdings USA, Inc., 4.625%, 2016	1,650,000	1,611,306

		$66,601,683
Pharmaceuticals - 1.8%
Amgen, Inc., 2.3%, 2016	$3,000,000	$3,039,810
Celgene Corp., 2.45%, 2015	3,438,000	3,509,167
Mylan Laboratories, Inc., 7.625%, 2017 (n)	12,723,000	13,979,396
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	13,670,000	14,459,935

		$34,988,308
Pollution Control - 0.8%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,314,087
Republic Services, Inc., 5.25%, 2021	6,200,000	7,117,439

		$15,431,526
Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 6.25%, 2041	$4,250,000	$4,997,987

Printing & Publishing - 0.6%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,025,356
Pearson PLC, 4%, 2016 (n)	9,720,000	10,304,707

		$12,330,063
Railroad & Shipping - 0.6%
CSX Corp., 7.375%, 2019	$5,360,000	$6,770,141
Kansas City Southern, 8%, 2018	4,243,000	4,715,034

		$11,485,175
Real Estate - 2.9%
Boston Properties LP, REIT, 3.7%, 2018	$5,912,000	$6,225,708
ERP Operating LP, REIT, 4.625%, 2021	4,520,000	4,816,503
HCP, Inc., REIT, 3.75%, 2019	5,000,000	5,019,630
HCP, Inc., REIT, 5.375%, 2021	7,560,000	8,354,420
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	6,653,286
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,890,982
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,217,229
Simon Property Group, Inc., REIT, 4.375%, 2021	5,000,000	5,433,280
WEA Finance LLC, REIT, 6.75%, 2019 (n)	7,693,000	9,089,726

		$56,700,764
Retailers - 2.1%
Gap, Inc., 5.95%, 2021	$7,851,000	$7,531,770
Home Depot, Inc., 5.95%, 2041	4,822,000	6,194,264
Kohl’s Corp., 4%, 2021	6,914,000	7,171,782
Limited Brands, Inc., 7%, 2020	11,059,000	12,275,490
Wal-Mart Stores, Inc., 5.625%, 2041	3,000,000	3,780,513
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,412,723

		$41,366,542
Specialty Chemicals - 0.8%
Ecolab, Inc., 3%, 2016	$8,728,000	$9,228,202
Ecolab, Inc., 5.5%, 2041	5,380,000	6,199,950

		$15,428,152

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.6%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$6,141,367
Advance Auto Parts, Inc., 4.5%, 2022	4,668,000	4,852,708

		$10,994,075
Telecommunications - Wireless - 2.0%
America Movil S.A.B. de C.V., 2.375%, 2016	$3,522,000	$3,567,138
American Tower Corp., 4.625%, 2015	10,110,000	10,586,636
American Tower Corp., 4.5%, 2018	5,760,000	5,883,189
Crown Castle International Corp., 7.75%, 2017 (n)	11,040,000	11,992,200
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,811,397
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,457,803
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,429,238
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,718,927

		$39,446,528
Telephone Services - 0.2%
Embarq Corp., 7.082%, 2016	$3,710,000	$4,142,645

Tobacco - 2.3%
Altria Group, Inc., 9.95%, 2038	$4,780,000	$7,395,477
BAT International Finance PLC, 9.5%, 2018 (n)	6,976,000	9,518,166
Lorillard Tobacco Co., 8.125%, 2019	12,457,000	15,176,949
Lorillard Tobacco Co., 7%, 2041	2,698,000	2,852,005
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,663,159
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,516,874

		$46,122,630
Transportation - Services - 0.2%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,625,016
Erac USA Finance Co., 7%, 2037 (n)	2,728,000	3,261,621

		$4,886,637
Utilities - Electric Power - 4.7%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$4,390,000	$4,446,771
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,245,449
CMS Energy Corp., 2.75%, 2014	4,220,000	4,199,638
CMS Energy Corp., 6.25%, 2020	5,693,000	6,175,174
Dominion Resources, Inc., 4.9%, 2041	4,300,000	4,759,661
EDP Finance B.V., 6%, 2018 (n)	12,427,000	10,822,475
EDP Finance B.V., 4.9%, 2019 (n)	2,000,000	1,626,978
Enel Finance International S.A., 6%, 2039 (n)	7,133,000	6,066,153
Enersis S.A., 7.375%, 2014	4,189,000	4,561,075
Exelon Corp., 4.9%, 2015	2,000,000	2,184,604
FirstEnergy Solutions Corp., 6.05%, 2021	11,869,000	13,475,315
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,293,706
PPL Energy Supply LLC, 4.6%, 2021	13,800,000	14,407,145
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,153,592
PSEG Power LLC, 5.32%, 2016	1,727,000	1,941,183
System Energy Resources, Inc., 5.129%, 2014 (z)	1,072,338	1,095,587
Waterford 3 Funding Corp., 8.09%, 2017	3,520,270	3,479,998

		$92,934,504
Utilities - Gas - 0.5%
ONEOK, Inc., 4.25%, 2022	$10,000,000	$10,334,160
Total Bonds		$1,846,783,575

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	86,036,684	$86,036,684
Total Investments		$1,932,820,259

Other Assets, Less Liabilities - 1.7%		33,002,533
Net Assets - 100.0%		$1,965,822,792

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $363,632,294 representing 18.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.038%, 2045	9/21/04	$1,975,512	$215
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019	1/15/10	1,829,304	2,031,382
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040	3/01/06	2,022,291	1,140,197
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	740,075	753,772
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,714,174	1,853,042
Falcon Franchise Loan LLC, FRN, 5.147%, 2025	1/29/03	462,647	759,997
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,763,863	2,719,434
GMAC LLC, FRN, 6.02%, 2033	3/20/02	1,756,447	1,805,341
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	1/18/12-1/20/12	5,874,520	5,972,774
Hyundai Capital America, 4%, 2017	12/01/11-12/16/11	10,152,740	10,366,739
Petroleos Mexicanos, 4.875%, 2022	1/17/12	1,684,057	1,753,319
Prudential Securities Secured Financing Corp., FRN, 7.317%, 2013	12/06/04	3,535,242	3,209,409
SABMiller Holdings, Inc., 3.75%, 2022	1/10/12	11,180,484	11,694,560
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,054,102	1,931,683
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,072,338	1,095,587
Total Restricted Securities			$47,087,451
% of Net assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 1/31/12

Swap Agreements at 1/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(719,687)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7%, 12/15/25, a B rated bond. The fund entered into the contract to gain issuer exposure.

9

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap contracts. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$30,106,402	$—	$30,106,402
Corporate Bonds	—	1,445,420,840	—	1,445,420,840
Residential Mortgage-Backed Securities	—	51,302	—	51,302
Commercial Mortgage-Backed Securities	—	32,758,739	—	32,758,739
Asset-Backed Securities (including CDOs)	—	25,665,154	—	25,665,154
Foreign Bonds	—	312,781,138	—	312,781,138
Mutual Funds	86,036,684	—	—	86,036,684
Total Investments	$86,036,684	$1,846,783,575	$—	$1,932,820,259

Other Financial Instruments
Swaps	$—	$(719,687)	$—	$(719,687)

For further information regarding security characteristics, see the Portfolio of Investments.

11

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,856,218,434
Gross unrealized appreciation	$98,398,885
Gross unrealized depreciation	(21,797,060)
Net unrealized appreciation (depreciation)	$76,601,825

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,792,573	546,392,956	(491,148,845)	86,036,684

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,079	$86,036,684

12

MFS® Limited Maturity Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.3%
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.879%, 2013	$3,861,036	$3,667,971

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.245%, 2013	$2,235,000	$2,235,367

Asset-Backed & Securitized - 5.5%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$2,026,637	$2,027,129
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019 (z)	393,782	326,839
Bayview Commercial Asset Trust, FRN, 0.586%, 2035 (z)	1,253,827	960,424
Bayview Commercial Asset Trust, FRN, 0.546%, 2036 (z)	1,050,906	786,419
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	5,508,867	193,195
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,017,560
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,277,525	1,264,398
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040 (z)	968,350	545,970
Brascan Real Estate, CDO, FRN, 2.161%, 2040 (z)	1,087,775	761,443
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	3,609,449	3,580,573
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	750,805	750,806
Commercial Mortgage Asset Trust, FRN, 0.736%, 2032 (i)(z)	15,761,875	173,901
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018 (z)	1,405,000	1,403,482
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	849,039	765,067
Credit-Based Asset Servicing & Securitization LLC, 5.418%, 2037	3,962,954	1,390,304
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.701%, 2037 (d)(q)	2,745,203	1,022,465
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012 (n)	919,103	919,091
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	1,740,000	1,740,402
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	483,092	484,213
FUEL Trust, 4.207%, 2016 (n)	3,170,000	3,255,324
Gramercy Real Estate Ltd., CDO, FRN, 0.88%, 2035 (z)	1,631,527	1,305,221
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,066,984
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	2,010,000	2,043,187
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	2,520,000	2,534,400
IMPAC CMB Trust, FRN, 1.016%, 2034	378,110	313,975
IMPAC CMB Trust, FRN, 1.196%, 2034	398,010	265,159
IMPAC Secured Assets Corp., FRN, 0.626%, 2036	1,201,954	1,038,500
Interstar Millennium Trust, FRN, 0.943%, 2036	452,183	413,584
John Deere Owner Trust, “A2”, 0.64%, 2014	2,665,080	2,666,650
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	4,612,240	4,674,575
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.48%, 2037	2,419,930	2,488,291
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,163,149
LB Commercial Conduit Mortgage Trust, FRN, 1.395%, 2035 (i)	4,306,142	201,273
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	2,060,937	2,062,122
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (a)	2,086,834	406,695
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.878%, 2046	2,025,661	2,086,925
Morgan Stanley Capital I, Inc., FRN, 1.341%, 2031 (i)(z)	1,630,114	19,651
Nationslink Funding Corp., FRN, 1.506%, 2030 (i)	3,233,050	51,263
Nissan Auto Lease Trust, “A2”, 0.9%, 2013	2,170,853	2,172,703
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	956,708
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,321,521	1,211,922
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	5,380,000	5,387,813
Smart Trust, “A2B”, FRN, 1.035%, 2013 (z)	1,462,263	1,462,273
Thornburg Mortgage Securities Trust, FRN, 0.956%, 2043	1,671,349	1,504,913
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	382,797	383,763
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	1,250,000	1,307,464

		$67,558,168

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 2.5%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,118,117
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,808,557
American Honda Finance Corp., 1.85%, 2014 (n)	1,700,000	1,717,944
Daimler Finance North America LLC, FRN, 1.91%, 2013 (z)	2,590,000	2,593,105
Daimler Finance North America LLC, FRN, 1.742%, 2013 (n)	4,020,000	4,014,593
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,846,431
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	3,130,000	3,163,353
RCI Banque S.A., FRN, 2.45%, 2014 (n)	4,820,000	4,416,609
Toyota Motor Credit Corp., 1.25%, 2014	2,660,000	2,685,648
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,353,774

		$30,718,131
Banks & Diversified Financials (Covered Bonds) - 2.1%
Bank of Nova Scotia, 1.45%, 2013 (n)	$5,540,000	$5,598,336
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,110,887
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,517,294
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,466,022
Compagnie de Financement Foncier, FRN, 1.311%, 2012 (n)	4,700,000	4,697,246
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,287,748
Stadshypotek AB, FRN, 1.129%, 2013 (n)	4,200,000	4,194,855

		$25,872,388
Broadcasting - 0.6%
NBCUniversal Media LLC, 2.1%, 2014	$2,100,000	$2,136,168
WPP Finance, 8%, 2014	4,550,000	5,128,123

		$7,264,291
Brokerage & Asset Managers - 0.8%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,976,138
Franklin Resources, Inc., 2%, 2013	3,290,000	3,322,946
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,595,271

		$9,894,355
Building - 0.1%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,458,387

Cable TV - 0.9%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,429,575
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,238,809
Time Warner Cable, Inc., 5.4%, 2012	5,409,000	5,515,238

		$11,183,622
Chemicals - 1.3%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$6,849,640
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,529,520
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,465,081

		$15,844,241
Computer Software - 0.4%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,306,109

Conglomerates - 1.0%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$3,510,000	$3,493,973
Danaher Corp., 1.3%, 2014	2,350,000	2,390,700
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,425,000	4,727,865
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,188,436

		$11,800,974

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 2.2%
Clorox Co., 5%, 2013	$5,850,000	$6,102,176
Mattel, Inc., 5.625%, 2013	3,330,000	3,511,345
Mattel, Inc., 2.5%, 2016	2,030,000	2,060,846
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,582,133
Phillips Electronics N.V., 7.25%, 2013	400,000	429,652
Procter & Gamble Co., 0.7%, 2014	2,360,000	2,374,965
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	4,148,597
Whirlpool Corp., 8%, 2012	3,511,000	3,570,202

		$26,779,916
Consumer Services - 0.3%
Western Union Co., FRN, 1.114%, 2013	$4,190,000	$4,190,427

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$2,640,000	$2,785,839

Electronics - 1.4%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,742,864
Broadcom Corp., 1.5%, 2013	1,400,000	1,415,256
Texas Instruments, Inc., 1.375%, 2014	5,160,000	5,233,097
Tyco Electronics Group S.A., 1.6%, 2015	3,160,000	3,153,554
Tyco Electronics Ltd., 6%, 2012	4,751,000	4,914,577

		$16,459,348
Emerging Market Quasi-Sovereign - 1.8%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$974,105
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,858,950
Gaz Capital S.A., 4.95%, 2016 (n)	1,398,000	1,431,203
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,580,527
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,447,718
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,655,309
Petrobras International Finance Co., 3.875%, 2016	4,654,000	4,765,161

		$21,712,973
Emerging Market Sovereign - 0.4%
State of Qatar, 5.15%, 2014 (n)	$1,588,000	$1,699,160
State of Qatar, 5.15%, 2014	3,000,000	3,210,000

		$4,909,160
Energy - Independent - 0.3%
Encana Holdings Finance Corp., 5.8%, 2014	$3,545,000	$3,845,705

Energy - Integrated - 2.8%
BG Energy Capital PLC, 2.875%, 2016 (n)	$3,830,000	$3,989,880
BP Capital Markets PLC, 3.125%, 2015	5,300,000	5,619,648
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,350,446
ConocoPhillips, 5.5%, 2013	1,700,000	1,796,919
Hess Corp., 7%, 2014	3,740,000	4,142,510
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,251,950
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,221,149
Royal Dutch Shell PLC, 3.1%, 2015	5,780,000	6,231,834
TOTAL S.A., 3%, 2015	2,810,000	2,997,132

		$33,601,468
Financial Institutions - 1.5%
General Electric Capital Corp., 5.45%, 2013	$600,000	$627,557
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,906,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
General Electric Capital Corp., 1.875%, 2013	$3,030,000	$3,068,114
General Electric Capital Corp., 2.15%, 2015	2,180,000	2,228,211
General Electric Capital Corp., FRN, 0.559%, 2012	1,570,000	1,570,933
General Electric Capital Corp., FRN, 1.433%, 2014	6,000,000	5,996,238
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,394,992

		$18,792,522
Food & Beverages - 5.0%
Anheuser-Busch InBev S.A., 3%, 2012	$2,000,000	$2,033,200
Anheuser-Busch InBev S.A., 3.625%, 2015	1,350,000	1,448,137
Anheuser-Busch InBev S.A., FRN, 1.304%, 2013	2,000,000	2,011,132
Brown-Forman Corp., 5.2%, 2012	3,780,000	3,805,182
Cargill, Inc., 6.375%, 2012 (n)	350,000	356,547
Coca Cola Co., 0.75%, 2013	1,570,000	1,580,621
Coca-Cola Co., 1.8%, 2016	3,140,000	3,232,027
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,386,552
Diageo Capital PLC, 7.375%, 2014	3,520,000	3,967,705
Dr Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,272,590
General Mills, Inc., 5.25%, 2013	2,100,000	2,241,492
General Mills, Inc., 5.2%, 2015	1,990,000	2,215,155
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,596,635
Kraft Foods, Inc., 6.25%, 2012	1,031,000	1,048,790
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,224,369
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,594,267
PepsiAmericas, Inc., 4.5%, 2013	3,000,000	3,123,507
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,589,067
Pernod-Ricard S.A., 2.95%, 2017 (n)	5,000,000	5,089,830
SABMiller Holdings, Inc., 1.85%, 2015 (z)	2,630,000	2,637,674
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	6,263,000	6,306,378

		$60,760,857
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,516,751

Gaming & Lodging - 0.2%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,466,395

Industrial - 0.3%
Cornell University, 4.35%, 2014	$3,070,000	$3,287,755
President & Fellows Harvard College, 5%, 2014 (n)	871,000	944,120

		$4,231,875
Insurance - 3.4%
Aflac, Inc., 3.45%, 2015	$3,840,000	$4,042,721
American International Group, Inc., 3.65%, 2014	2,670,000	2,661,557
Lincoln National Corp., 4.3%, 2015	2,060,000	2,179,099
MassMutual Global Funding, FRN, 0.952%, 2014 (n)	2,870,000	2,869,050
MetLife, Inc., FRN, 1.685%, 2013	5,570,000	5,620,592
Metropolitan Life Global Funding I, 2.875%, 2012 (n)	2,120,000	2,147,111
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	2,250,000	2,358,335
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,575,647
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,460,631
New York Life Global Funding, 1.3%, 2015 (z)	4,590,000	4,610,113
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	751,466
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,334,434
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,800,596
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,874,317

		$41,285,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - 0.7%
UnitedHealth Group, Inc., 4.875%, 2013	$4,500,000	$4,677,881
WellPoint, Inc., 6.8%, 2012	3,580,000	3,690,067
WellPoint, Inc., 5%, 2014	120,000	131,495

		$8,499,443
Insurance - Property & Casualty - 1.3%
ACE Ltd., 2.6%, 2015	$2,890,000	$2,985,636
Allstate Corp., 6.2%, 2014	1,490,000	1,661,815
Aon Corp., 3.5%, 2015	3,200,000	3,347,920
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,653,102
Berkshire Hathaway, Inc., FRN, 1.157%, 2014	3,210,000	3,236,222
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	648,000	631,800

		$15,516,495
International Market Quasi-Sovereign - 10.5%
Achmea Hypotheekbank N.V., FRN, 0.782%, 2014 (n)	$2,500,000	$2,474,368
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	4,290,000	4,307,555
Bank of England, 2.375%, 2012 (n)	2,400,000	2,406,000
Bank of Ireland, 2.75%, 2012 (n)	2,190,000	2,180,631
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,087,018
Danske Bank A/S, FRN, 0.856%, 2012 (n)	5,170,000	5,167,632
Eksportfinans A.S.A., 3%, 2014	5,000,000	4,670,920
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,683,150
Finance for Danish Industry A.S., FRN, 0.716%, 2012 (n)	3,790,000	3,796,977
Finance for Danish Industry A.S., FRN, 0.758%, 2012 (n)	2,590,000	2,589,749
Finance for Danish Industry A.S., FRN, 0.912%, 2013 (n)	3,500,000	3,497,095
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,771,598
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,897,358
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	5,300,000	4,969,815
KfW Bankengruppe, 1.375%, 2013	6,900,000	6,964,170
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,238,686
Kommunalbanken AS, 1%, 2014 (n)	2,080,000	2,066,755
Kommunalbanken AS, 1.75%, 2015 (n)	1,000,000	1,010,266
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,235,116
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,824,102
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,610,490
Lloyds TSB Bank PLC, FRN, 1.581%, 2012 (n)	4,330,000	4,336,906
Nationwide Building Society, FRN, 0.646%, 2012 (n)	7,000,000	7,002,828
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,547,351
Royal Bank of Scotland PLC, FRN, 1.153%, 2012 (n)	5,406,000	5,415,720
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,853,812
Statoil A.S.A., 2.9%, 2014	4,380,000	4,626,498
Statoil A.S.A., 1.8%, 2016	2,350,000	2,403,333
Swedbank AB, 2.8%, 2012 (n)	780,000	780,344
Swedish Export Credit Corp., FRN, 1.203%, 2014	8,640,000	8,624,699
Swedish Housing Finance Corp., 3.125%, 2012 (n)	4,740,000	4,757,562
Vestjysk Bank A/S, FRN, 1.109%, 2013 (n)	2,940,000	2,952,807
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,585,599

		$127,336,910
International Market Sovereign - 1.3%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,503,078
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,662,435
Kingdom of Spain, 3.625%, 2013	6,790,000	6,745,464
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,516,383

		$15,427,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,772,112
Province of Ontario, 2.3%, 2016	4,700,000	4,892,348

		$8,664,460
Major Banks - 11.9%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$395,661
ABN AMRO Bank N.V., FRN, 2.323%, 2014 (n)	4,850,000	4,735,768
ANZ National (International) Ltd., 2.375%, 2012 (n)	2,300,000	2,328,302
ANZ National (International) Ltd., FRN, 1.563%, 2013 (n)	3,630,000	3,611,418
Bank of America Corp., 7.375%, 2014	1,075,000	1,159,943
Bank of America Corp., 4.5%, 2015	1,000,000	1,014,720
Bank of America Corp., 6.5%, 2016	2,625,000	2,799,009
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,136,313
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,967,156
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,116,615
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,854,869
Barclays Bank PLC, FRN, 1.617%, 2014	2,360,000	2,308,545
BB&T Corp., 3.85%, 2012	5,080,000	5,161,945
BB&T Corp., 2.05%, 2014	2,000,000	2,037,774
BNP Paribas, 2.125%, 2012	3,250,000	3,250,679
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,762,540
Credit Suisse New York, 5.5%, 2014	4,630,000	4,939,622
Credit Suisse New York, FRN, 1.527%, 2014	3,000,000	2,958,063
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,226,530
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,575,443
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,844,901
ING Bank N.V., FRN, 1.596%, 2013 (n)	2,140,000	2,111,735
ING Bank N.V., FRN, 1.885%, 2013 (n)	4,750,000	4,635,017
Intesa Sanpaolo S.p.A., FRN, 2.906%, 2014 (n)	2,490,000	2,295,162
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,548,245
JPMorgan Chase & Co., FRN, 1.162%, 2013	4,000,000	4,024,488
JPMorgan Chase & Co., FRN, 1.361%, 2014	2,110,000	2,104,054
JPMorgan Chase & Co., FRN, 1.296%, 2014	4,620,000	4,588,450
KeyCorp, 3.75%, 2015	3,850,000	4,045,049
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,421,423
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,857,795
Morgan Stanley, 6%, 2014	2,060,000	2,161,579
Morgan Stanley, 6%, 2015	3,290,000	3,466,387
Morgan Stanley, FRN, 2.161%, 2014	3,290,000	3,164,730
PNC Funding Corp., 3.625%, 2015	2,300,000	2,451,352
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	4,944,792
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,434,038
Societe Generale North America, Inc., FRN, 0.782%, 2012	6,180,000	6,180,000
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,856,223
Standard Chartered PLC, FRN, 1.403%, 2014 (n)	2,700,000	2,677,598
State Street Corp., 4.3%, 2014	3,750,000	4,028,348
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	5,028,223
Wachovia Corp., 5.5%, 2013	2,250,000	2,375,766
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,699,023
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,430,783

		$144,716,076
Medical & Health Technology & Services - 1.8%
Baxter International, Inc., 1.85%, 2017	$2,610,000	$2,667,083
Becton, Dickinson & Co., 1.75%, 2016	2,030,000	2,080,488
CareFusion Corp., 4.125%, 2012	1,490,000	1,509,726
Covidien International Finance SA, 5.45%, 2012	1,896,000	1,958,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Covidien International Finance SA, 1.875%, 2013	$2,670,000	$2,707,866
McKesson Corp., 3.25%, 2016	4,190,000	4,458,244
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,932,799
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,075,301

		$21,389,990
Metals & Mining - 1.0%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$2,007,122
ArcelorMittal, 6.5%, 2014	2,710,000	2,885,332
ArcelorMittal, 3.75%, 2015	2,250,000	2,275,963
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,484,349
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,300,583
Vale Inco Ltd., 7.75%, 2012	420,000	425,300

		$12,378,649
Mortgage-Backed - 2.6%
Fannie Mae, 5.07%, 2013	$1,745,124	$1,830,870
Fannie Mae, 5.5%, 2014 - 2019	3,050,142	3,299,585
Fannie Mae, 7%, 2015 - 2016	598,468	645,402
Fannie Mae, 5.152%, 2016	861,445	966,829
Fannie Mae, 5.724%, 2016	2,099,536	2,336,554
Fannie Mae, 6.5%, 2016 - 2017	1,335,881	1,467,707
Fannie Mae, 6%, 2017	1,460,927	1,571,960
Fannie Mae, 4.5%, 2018 - 2023	3,957,529	4,240,536
Fannie Mae, 5%, 2018	1,394,806	1,508,946
Fannie Mae, 5%, 2023 (f)	2,389,004	2,578,528
Fannie Mae, FRN, 2.355%, 2033	165,572	166,404
Fannie Mae, FRN, 2.375%, 2033	808,717	855,656
Fannie Mae, FRN, 2.46%, 2033	127,721	133,829
Freddie Mac, 7.5%, 2015	180,627	182,383
Freddie Mac, 6%, 2016 - 2017	1,071,678	1,151,243
Freddie Mac, 5.5%, 2017 - 2025	4,069,092	4,431,704
Freddie Mac, 5%, 2018 - 2020	3,766,810	4,063,943
Ginnie Mae, FRN, 1.625%, 2032	181,488	187,281

		$31,619,360
Natural Gas - Pipeline - 1.3%
Energy Transfer Partners LP, 8.5%, 2014	$2,500,000	$2,850,313
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,571,247
Enterprise Products Operating LP, 3.2%, 2016	740,000	772,160
Kinder Morgan Energy Partners LP, 5.85%, 2012	3,000,000	3,089,055
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,352,851

		$15,635,626
Network & Telecom - 2.0%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,533,094
AT&T, Inc., 2.4%, 2016	2,750,000	2,853,043
BellSouth Corp., 5.2%, 2014	1,277,000	1,412,750
British Telecommunications PLC, 5.15%, 2013	799,000	830,347
CenturyLink, Inc., 7.875%, 2012	3,420,000	3,517,313
France Telecom, 4.375%, 2014	2,390,000	2,546,342
France Telecom, 2.125%, 2015	1,900,000	1,925,002
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,909,500
Telefonica Emisiones S.A.U., 2.582%, 2013	2,500,000	2,473,443
Verizon Communications, Inc., 5.25%, 2013	2,770,000	2,924,824
Verizon Communications, Inc., 2%, 2016	2,610,000	2,663,380

		$24,589,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.8%
Noble Corp., 5.875%, 2013	$3,800,000	$4,017,349
Noble Corp., 3.45%, 2015	2,270,000	2,368,986
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	2,958,366	3,002,741

		$9,389,076
Other Banks & Diversified Financials - 4.7%
American Express Centurion Bank, 5.5%, 2013	$4,110,000	$4,323,432
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,429,864
BBVA Senior Finance S.A. Unipersonal, FRN, 2.586%, 2014	3,500,000	3,357,148
Bosphorus Financial Services Ltd., FRN, 2.257%, 2012 (z)	106,250	106,230
Capital One Financial Corp., FRN, 1.717%, 2014	4,550,000	4,485,527
Citigroup, Inc., 5.5%, 2013	4,770,000	4,950,220
Citigroup, Inc., 6.375%, 2014	2,380,000	2,576,381
Citigroup, Inc., 6.01%, 2015	1,880,000	2,042,150
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	4,660,000	4,701,758
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,763,592
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,939,167
Rabobank Nederland N.V., 3.375%, 2017	3,967,000	4,082,892
Santander International Debt S.A., 2.991%, 2013 (n)	3,100,000	3,006,675
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,024,060
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,504,126
UBS AG, 2.25%, 2013	4,000,000	4,016,796
Union Bank, 3%, 2016	1,910,000	1,952,110

		$57,262,128
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$4,120,000	$4,202,664

Pharmaceuticals - 2.6%
Amgen, Inc., 2.3%, 2016	$3,570,000	$3,617,374
AstraZeneca PLC, 5.4%, 2012	1,210,000	1,247,792
Celgene Corp., 2.45%, 2015	5,312,000	5,421,958
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,484,154
Roche Holding, Inc., 5%, 2014 (n)	5,213,000	5,666,740
Sanofi, 1.2%, 2014	650,000	657,731
Sanofi, FRN, 0.884%, 2014	5,000,000	5,001,345
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,426,260
Teva Pharmaceutical Finance III, FRN, 1.344%, 2013	3,680,000	3,706,908
Wyeth, 5.5%, 2014	3,400,000	3,740,677

		$31,970,939
Printing & Publishing - 0.5%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,343,112
Pearson PLC, 5.5%, 2013 (n)	780,000	818,537

		$6,161,649
Real Estate - 1.2%
HCP, Inc., REIT, 2.7%, 2014	$2,750,000	$2,778,350
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,671,599
Prologis LP, 5.5%, 2012	3,440,000	3,451,779
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,072,747
WEA Finance LLC, REIT, 5.4%, 2012 (n)	3,500,000	3,588,281

		$14,562,756
Retailers - 1.8%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,356,246
Home Depot, Inc., 5.25%, 2013	3,470,000	3,771,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Macy’s Retail Holdings, Inc., 5.35%, 2012	$1,510,000	$1,516,177
Staples, Inc., 9.75%, 2014	3,350,000	3,839,224
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	3,062,451
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	2,950,556

		$21,496,249
Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,192,898
Airgas, Inc., 4.5%, 2014	5,480,000	5,798,958
Ecolab, Inc., 2.375%, 2014	2,570,000	2,663,862

		$9,655,718
Specialty Stores - 0.4%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,323,854

Supermarkets - 1.4%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,454,190
Kroger Co., 5%, 2013	2,453,000	2,564,616
Safeway, Inc., 5.8%, 2012	3,644,000	3,732,502
Safeway, Inc., 6.25%, 2014	2,450,000	2,705,172
Tesco PLC, 2%, 2014 (n)	3,510,000	3,551,032
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,943,305

		$16,950,817
Supranational - 1.8%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,536,232
Corporacion Andina de Fomento, 6.875%, 2012	3,000,000	3,016,230
European Investment Bank, 1.25%, 2013	6,470,000	6,495,045
European Investment Bank, 3%, 2014	3,730,000	3,878,745
Inter-American Development Bank, 3%, 2014	3,980,000	4,206,438

		$22,132,690
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,584,044
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,781,070
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,764,193
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,946,309
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,357,756

		$13,433,372
Tobacco - 0.9%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,139,705
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,810,303
Lorillard Tobacco Co., 3.5%, 2016	2,590,000	2,653,942

		$10,603,950
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 2013 (n)	$4,455,000	$4,528,111
ERAC USA Finance Co., 2.25%, 2014 (n)	1,900,000	1,905,404

		$6,433,515
U.S. Government Agencies and Equivalents - 1.4%
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	$1,250,000	$1,244,125
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,702,305
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,446,602
Pooled Funding Trust I, 2.74%, 2012 (m)(n)	2,500,000	2,502,085
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,442,547
Small Business Administration, 5.1%, 2016	792,067	834,609

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.46%, 2016	$841,333	$888,558
Small Business Administration, 5.68%, 2016	700,804	744,519
Small Business Administration, 5.94%, 2016	642,935	688,076
Small Business Administration, 5.37%, 2016	465,181	493,910
U.S. Central Federal Credit Union, 1.9%, 2012	2,590,000	2,622,414

		$16,609,750
Utilities - Electric Power - 5.3%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$2,770,000	$2,805,822
DTE Energy Co., FRN, 1.227%, 2013	1,880,000	1,878,663
Duke Energy Corp., 5.65%, 2013	4,010,000	4,264,178
Duke Energy Corp., 6.3%, 2014	2,000,000	2,208,002
Duke Energy Corp., 3.35%, 2015	960,000	1,025,431
Duquesne Light Co., 6.7%, 2012	1,400,000	1,415,098
EDP Finance B.V., 5.375%, 2012 (n)	3,950,000	3,946,050
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,072,473
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,292,050
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,683,315
Georgia Power Co., 6%, 2013	1,120,000	1,219,260
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,172,835
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,488,710
Oncor Electric Delivery Co., 5.95%, 2013	6,720,000	7,198,793
PG&E Corp., 5.75%, 2014	3,100,000	3,374,276
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,810,000	3,990,350
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,201,136
PSEG Power LLC, 2.75%, 2016	2,570,000	2,613,451
Southern Co., 4.15%, 2014	2,260,000	2,424,594
Southern Co., 2.375%, 2015	6,530,000	6,730,824

		$65,005,311
Total Bonds		$1,172,110,754

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	43,737,996	$43,737,996
Total Investments		$1,215,848,750

Other Assets, Less Liabilities - 0.1%		1,153,057
Net Assets - 100.0%		$1,217,001,807

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $397,947,331, representing 32.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019	5/11/11	$362,703	$326,839
Bayview Commercial Asset Trust, FRN, 0.586%, 2035	6/09/05	1,253,827	960,424
Bayview Commercial Asset Trust, FRN, 0.546%, 2036	2/23/06	1,050,906	786,419
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06	415,815	193,195
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040	3/01/06	968,350	545,970
Bosphorus Financial Services Ltd., FRN, 2.257%, 2012	3/08/05	106,250	106,230
Brascan Real Estate, CDO, FRN, 2.161%, 2040	9/14/04	1,087,775	761,443
Commercial Mortgage Asset Trust, FRN, 0.736%, 2032	8/25/03	196,737	173,901
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018	11/23/11	1,395,265	1,403,482
Daimler Finance North America LLC, FRN, 1.91%, 2013	1/04/12	2,590,000	2,593,105
Gramercy Real Estate Ltd., CDO, FRN, 0.88%, 2035	6/21/05-1/18/07	1,631,585	1,305,221
Morgan Stanley Capital I, Inc., FRN, 1.341%, 2031	6/10/03	36,616	19,651
New York Life Global Funding, 1.3%, 2015	1/09/12	4,585,132	4,610,113
SABMiller Holdings, Inc., 1.85%, 2015	1/10/12	2,629,844	2,637,674
Smart Trust, “A2B”, FRN, 1.035%, 2013	3/10/11	1,462,263	1,462,273
Total Restricted Securities			$17,885,940
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 1/31/12

Futures Contracts Outstanding at 1/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	351	$43,540,453	March - 2012	$(436,647)

Swap Agreements at 1/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	4,770,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$64,909

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/1/25, an A rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $5,822.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Portfolio of Investments (unaudited) – continued

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures and swap contracts. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$16,609,750	$—	$16,609,750
Non-U.S. Sovereign Debt	—	191,519,093	—	191,519,093
Corporate Bonds	—	538,386,996	—	538,386,996
Residential Mortgage-Backed Securities	—	45,901,675	—	45,901,675
Commercial Mortgage-Backed Securities	—	14,365,644	—	14,365,644
Asset-Backed Securities (including CDOs)	—	38,910,209	—	38,910,209
Foreign Bonds	—	326,417,387	—	326,417,387
Mutual Funds	43,737,996	—	—	43,737,996
Total Investments	$43,737,996	$1,172,110,754	$—	$1,215,848,750

Other Financial Instruments
Futures	$(436,647)	$—	$—	$(436,647)
Swaps	—	64,909	—	64,909

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,211,219,856
Gross unrealized appreciation	$24,751,764
Gross unrealized depreciation	(20,122,870)
Net unrealized appreciation (depreciation)	$4,628,894

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,245,631	218,768,700	(219,276,335)	43,737,996

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,937	$43,737,996

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012 are as follows:

United States	57.1%
United Kingdom	8.8%
France	4.8%
Netherlands	3.9%
Canada	2.7%
Sweden	2.4%
Australia	2.0%
Spain	1.9%
Supranational	1.8%
Other Countries	14.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Municipal Limited Maturity Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.3%
Airport Revenue - 2.0%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,365,933
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,085,200
Charlotte, NC, Airport Rev., “A”, 4%, 2012	2,180,000	2,210,193
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,560,750
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,086,230
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,191,910
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,609,110
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,620,060
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,065,090
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,424,592
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	758,963
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,163,010

		$17,141,041
General Obligations - General Purpose - 9.4%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,500,000	$1,648,245
Chandler, AZ, 5%, 2022	1,000,000	1,193,590
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,844,000
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,130,040
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,785,250
Commonwealth of Massachusetts, “A”, FRN, 0.46%, 2013	3,000,000	3,005,190
Commonwealth of Massachusetts, “B”, AGM, 5.25%, 2022	2,000,000	2,634,780
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,234,600
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,820,000	3,194,834
Commonwealth of Puerto Rico, Public Improvement, “A”, 4.75%, 2018	1,870,000	2,024,350
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,290,980
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,259,230
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,780,685
Henry County, GA, 5%, 2014	1,080,000	1,193,022
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,193,775
Nashville & Davidson County, TN, Metropolitan Government, “A”, 4%, 2017	4,000,000	4,653,440
New York, NY, “F”, 5%, 2013	4,000,000	4,276,360
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,362,999
State of Hawaii, “EA”, 5%, 2022	2,500,000	3,181,425
State of Hawaii, “EA”, 5%, 2023	5,000,000	6,306,700
State of Illinois, AGM, 5%, 2015	2,000,000	2,205,860
State of Illinois, AGM, 5%, 2016	2,750,000	3,091,935
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,528,474
State of Maryland, “C”, 4%, 2015	1,000,000	1,126,090
State of Minnesota, “H”, 5%, 2016	3,000,000	3,594,690
State of Minnesota, “H”, 5%, 2017	2,600,000	3,198,728
State of Utah, “C”, 5%, 2015	3,000,000	3,447,210
Tarrant County, TX, 5%, 2018	2,770,000	3,405,964
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,674,072

		$80,466,518
General Obligations - Improvement - 3.0%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,597,933
Durham County, NC, 5%, 2019	1,000,000	1,263,130
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,292,080
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,327,560
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,060,990
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,122,710

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Improvement - continued
Seattle, WA, 5%, 2016	$3,780,000	$4,437,720
State of North Carolina, “A”, 5%, 2017	3,500,000	4,241,685
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,603,811

		$25,947,619
General Obligations - Schools - 5.9%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$748,130
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	3,011,775
Clark County, NV, School District, 5%, 2017	2,845,000	3,361,396
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,200,280
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,825,300
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	988,129
Dallas, TX, Independent School District, PSF, 5%, 2022	5,000,000	6,304,650
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	2,027,274
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,025,240
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,277,696
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	855,000	855,000
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	170,000
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	425,000	425,000
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,206,190
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,124,210
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	3,019,964
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,155,410
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,202,410
Reading, PA, School District, “A”, 5%, 2019	6,230,000	7,375,199
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,484,287
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	584,717
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,093,134
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,120,530
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,637,385
Tulsa County, OK, Independent School District No. 9 (Union Board of Education), 0.25%, 2012	2,500,000	2,500,275
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	708,368
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,227,560

		$50,659,509
Healthcare Revenue - Hospitals - 10.7%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,822,122
Alaska Industrial Development & Export Authority Rev. (Greater Fairbanks), “A”, AGM, 5%, 2012	1,000,000	1,004,810
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,078,780
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A-1”, FRN, 1.007%, 2021	2,500,000	2,375,950
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.13%, 2038	2,500,000	2,500,525
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,140,290
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,157,080
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2017	1,335,000	1,357,722
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2018	1,180,000	1,188,909
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,601,567
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,246,390
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	1,500,000	1,635,375
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,082,620
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,658,745
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,450,834
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,642,150
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,504,560
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (b)	500,000	503,990
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,291,025
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	2,019,181
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	535,340

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	$500,000	$538,145
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,349,660
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,836,164
Indiana Finance Authority, Hospital Rev. (King’s Daughters Hospital), 5%, 2020	3,325,000	3,501,890
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,326,010
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	347,063
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,175,510
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,157,760
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,129,232
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,518,142
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,143,180
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,099,820
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,127,860
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	524,380
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,079,000
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	781,470
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	435,000	445,836
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,082,030
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,099,220
New York Dormitory Authority Rev., Non State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,140,860
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	675,440
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	680,481
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	532,415
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	922,792
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	327,886
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,040,320
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital), 5%, 2018	500,000	562,715
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	565,340
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2021	2,500,000	2,706,625
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,720,725
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,042,557
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 2022	6,000,000	6,848,340
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	613,587
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	662,086
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,178,859
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,610,445

		$91,891,810
Healthcare Revenue - Long Term Care - 0.3%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	$1,000,000	$1,085,510
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	543,765
Tarrant County, TX, Cultural Educational Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	920,797

		$2,550,072
Human Services - 0.4%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,810,365
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,630,050

		$3,440,415
Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,107,990

Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$151,354
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 2023 (b)	3,045,000	3,413,871

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	$1,750,000	$1,795,483
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,150,000	1,310,667
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,020,480
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,053,870
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,085,630
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,027,320

		$10,858,675
Industrial Revenue - Other - 0.6%
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	$375,000	$375,000
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,713,840

		$5,088,840
Industrial Revenue - Paper - 0.4%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,045,910
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	795,953
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,517,655

		$3,359,518
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Brooklyn, NY Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,174,878

Miscellaneous Revenue - Other - 1.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$1,006,400
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (b)	1,500,000	1,538,925
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,523,520
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	4,000,000	4,533,840
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,435,000	1,626,946
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	900,000	887,607
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,428,160
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,128,783

		$14,674,181
Multi-Family Housing Revenue - 1.3%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,892,660
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,987,515
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,057,580
Missouri Housing Development Community Multi-Family Housing Rev. (Courthouse Apartments), FHA, 3%, 2012	2,000,000	2,000,000
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,010,950

		$10,948,705
Port Revenue - 0.4%
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.6%, 2037 (b)	$1,000,000	$1,007,120
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B-1”, 1.875%, 2040 (b)	2,000,000	2,016,840

		$3,023,960
Sales & Excise Tax Revenue - 0.8%
Illinois Sales Tax Rev., “B”, 3%, 2014	$5,000,000	$5,265,800
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,743,885

		$7,009,685
Single Family Housing - State - 2.4%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$1,570,000	$1,604,100
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	2,300,000	2,319,021
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	3,225,000	3,183,430
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	5,000	5,015
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	5,000	5,253

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	$3,110,000	$3,155,437
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,634,882
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	250,000	265,710
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,035,700
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	237,997
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	306,735
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,010,720
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,096,599
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,771,455

		$20,632,054
Solid Waste Revenue - 0.2%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$511,220
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	750,000	779,903
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	303,420

		$1,594,543
State & Agency - Other - 1.8%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$6,105,300
New York Dormitory Authority Lease Rev. (Mental Health Service Facilities), “A”, 3.5%, 2013	3,375,000	3,522,049
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,680,150
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 2015	1,665,000	1,818,746
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,027,410

		$15,153,655
State & Local Agencies - 6.2%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$2,056,903
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,138,550
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,843,490
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,265,720
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,029,180
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,076,130
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,121,000
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	6,052,301
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,128,838
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,202,332
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,066,220
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,050,313
Hampton, VA, Museum Rev., 5%, 2014	760,000	806,512
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,086,840
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,013,860
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,381,100
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,070,100
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	745,430
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,641,150
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	500,000	614,710
Puerto Rico Infrastructure Financing Authority Rev. (Ports Authority Project), “C”, 3%, 2026 (b)	4,000,000	4,007,840
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,569,604
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,672,350
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,481,313
Virginia Public School Authority, 5%, 2013	1,000,000	1,056,880
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,238,140
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	86,430
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	223,340
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,320,077
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,060,743

		$53,107,396

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 3.3%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 2020	$5,000,000	$5,143,850
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	2,800,000	3,229,268
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,820,068
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,049,980
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,365,880
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,673,430
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,260,280
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	6,026,850

		$28,569,606
Tax - Other - 1.4%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,891,050
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	861,143
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,918,889
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	945,000	1,060,205
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	55,000	61,802
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,762,040

		$11,555,129
Tobacco - 2.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,775,000	$1,401,877
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	6,895,000	7,708,679
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,584,888
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,905,000	3,653,869
Southern California Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,017,760
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5%, 2022	6,000,000	6,840,660
Virginia Tobacco Settlement Financing Corp., ETM, 5.25%, 2019 (c)	110,000	111,763

		$22,319,496
Toll Roads - 0.5%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,156,370
Triborough Bridge & Tunnel Authority Rev., NY, “A-1”, 4%, 2038 (b)	3,000,000	3,087,930

		$4,244,300
Transportation - Special Tax - 2.7%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,150,920
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,736,911
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,698,160
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,406,860
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,587,869
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	3,045,175
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,481,100
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,661,418

		$22,768,413
Universities - Colleges - 12.9%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$815,000	$884,593
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	1,000,000	1,176,580
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,468,275
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.88%, 2015	1,810,000	1,818,616
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,561,856
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	597,205
California Municipal Finance Authority Rev (Biola University), 5%, 2018	550,000	627,710
Central Michigan University Rev., 5%, 2017	1,760,000	2,072,171
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,055,140
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,453,858
El Paso County, CO, Rev. (Colorado College), 2%, 2013	1,030,000	1,044,688
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,178,595

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	$640,000	$672,230
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,186,080
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	799,455
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	506,627
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	500,000	533,705
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,327,291
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	530,885
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,992,062
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	975,400
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	1,940,600
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,076,450
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	622,486
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,203,150
Indiana University Rev., “A”, 5%, 2020	1,000,000	1,264,970
Indiana University Rev., “A”, 5%, 2021	1,000,000	1,279,550
Indiana University Rev., “A”, 5%, 2022	1,000,000	1,288,350
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	603,691
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	934,671
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	810,001
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,646,748
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,234,853
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,326,793
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,770,316
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,796,392
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	95,000	102,253
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,674,798
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,808,321
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,192,570
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,845,000	2,050,957
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	382,826
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (b)	1,000,000	1,008,180
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (b)	1,000,000	1,001,420
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,093,113
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,229,511
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,035,560
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,321,518
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,512,835
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,060,970
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,031,630
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	484,739
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	2,066,655
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,054,560
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,202,459
Ohio State University Rev., “A”, 5%, 2012	1,500,000	1,559,385
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B”, 5.25%, 2017	1,000,000	1,171,860
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	693,891
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,371,550
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,034,030
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (b)	1,000,000	1,002,860
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,136,670
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	539,555
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2021	2,000,000	2,402,260
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2022	2,000,000	2,373,540
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,351,030
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,166,210
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,595,400
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,096,510

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	$2,000,000	$2,221,040
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,149,760
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,204,123
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,543,171
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,115,190

		$110,304,953
Universities - Dormitories - 0.4%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,071,940
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	906,824
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,102,967

		$3,081,731
Universities - Secondary Schools - 0.0%
District of Columbia Rev. (Gonzaga College High School), AGM, 5%, 2012	$75,000	$76,265

Utilities - Investor Owned - 7.4%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,189,520
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,311,269
California Infrastructure & Economic Development Bank Rev. (Pacific Gas & Electric Co.), “E”, 2.25%, 2026 (b)	1,500,000	1,504,170
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	518,850
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,018,160
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,585,850
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	696,411
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,060,580
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	1,020,270
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,482,656
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	5,000,000	5,071,250
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,057,500
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,900,000	1,915,390
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,101,430
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,083,560
Louisa, VA Industrial Development Authority Pollution Control Rev. (Virginia Electric & Power Co. Project), “C”, 1.5%, 2035 (b)	2,000,000	2,015,500
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,012,040
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,046,060
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (b)	420,000	422,890
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,282,194
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,037,380
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	254,008
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,201,240
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	1,000,000	1,009,530
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,107,060
Mississippi Business Finance Corp., Rev. (Mississippi Power Co. Project), 2.25%, 2040 (b)	2,000,000	2,008,240
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,035,570
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,082,760
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,960,000	2,106,000
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,489,875
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,192,444
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,511,670
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	3,200,000	3,245,152
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,104,100
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,309,750
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,187,320
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,052,870

		$63,330,519

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 5.5%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	$3,510,000	$4,321,933
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,535,530
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,366,571
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	296,590
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,803,802
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,574,946
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,099,360
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,592,490
Lakeland, FL, Energy System Rev., FRN, 0.83%, 2012	2,000,000	2,002,040
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,249,380
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.9%, 2033 (b)	1,500,000	1,503,165
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,675,335
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 2021	7,500,000	9,543,150
Municipal Electric Authority, GA, Vogtle Units 3&4, “J-B”, 5%, 2017	2,500,000	2,930,225
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,018,250
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,077,700
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	355,208
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	167,563
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	1,000,000	1,008,190
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,046,980
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,437,728
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	873,023
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,866,280

		$47,345,439
Utilities - Other - 1.2%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$207,919
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,302,805
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,120,459
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,702,587
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	300,062
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,493,424
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	398,331
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,093,290
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,529,070

		$10,147,947
Water & Sewer Utility Revenue - 9.4%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,331,039
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,853,612
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,115,640
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 2021	1,000,000	1,232,680
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	2,940,000	3,688,201
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2021	5,250,000	6,624,870
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,641,712
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,556,445
Houston, TX, Utilities Systems Rev., “D”, 5%, 2022	4,565,000	5,725,560
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	6,264,050
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,070,650
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	1,986,259
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	11,499,214
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,085,250
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,197,060
New York Environmental Facilities Corp., Rev., 5%, 2012	2,085,000	2,122,134
New York Environmental Facilities Corp., Rev., “C”, 5%, 2020	3,395,000	4,263,102
New York Environmental Facilities Corp., Rev., “C”, 5%, 2020	2,825,000	3,566,789

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
New York Environmental Facilities Corp., Rev., “I”, 5%, 2013	$1,000,000	$1,064,190
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	571,903
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,581,420
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,527,021
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,636,576
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	6,110,400
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,153,795
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	721,050
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	513,310
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,378,554
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,035,750

		$80,118,236
Total Municipal Bonds		$823,693,098

Floating Rate Demand Notes - 0.9%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.04%, due 2/01/12	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.04%, due 2/01/12	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.04%, due 2/01/12	1,600,000	1,600,000
Total Floating Rate Demand Notes		$7,700,000

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	21,672,788	$21,672,788
Total Investments		$853,065,886

Other Assets, Less Liabilities - 0.3%		2,215,921
Net Assets - 100.0%		$855,281,807

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$823,693,098	$—	$823,693,098
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	21,672,788	—	—	21,672,788
Total Investments	$21,672,788	$831,393,098	$—	$853,065,886

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$811,836,959
Gross unrealized appreciation	$41,730,771
Gross unrealized depreciation	(501,844)
Net unrealized appreciation (depreciation)	$41,228,927

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

Supplemental Information (unaudited) – continued

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,792,805	188,994,783	(180,114,800)	21,672,788

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,762	$21,672,788

12

MFS® Research Bond Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.1%
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$6,000,000	$6,810,000

Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.879%, 2013	$9,127,034	$8,670,682

Apparel Manufacturers - 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$5,950,000	$6,574,750

Asset-Backed & Securitized - 8.4%
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019 (z)	$7,948,010	$6,596,848
Anthracite Ltd., “BFL”, CDO, FRN, 1.277%, 2037 (z)	5,019,000	4,441,815
Anthracite Ltd., “CFL”, CDO, FRN, 1.527%, 2037 (z)	1,122,780	962,784
Anthracite Ltd., CDO III, 6.077%, 2039 (a)(p)(z)	5,285,690	264,285
Anthracite Ltd., CDO, FRN, 1.127%, 2037 (z)	9,178,646	8,329,621
ARcap REIT, Inc., CDO, “F”, FRN, 6.038%, 2045 (a)(d)(z)	4,149,000	2,572
ARCap REIT, Inc., CDO, “G”, FRN, 6.038%, 2045 (a)(d)(z)	2,354,000	235
ARCap REIT, Inc., CDO, “H”, FRN, 6.038%, 2045 (a)(d)(z)	98,278	10
Bayview Commercial Asset Trust, FRN, 0.586%, 2035 (z)	641,440	491,340
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	21,315,055	370,959
Bayview Commercial Asset Trust, FRN, 0.546%, 2036 (z)	497,198	372,065
Bayview Commercial Asset Trust, FRN, 2.824%, 2036 (i)(z)	15,319,112	432,523
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	15,474,817	542,699
Bayview Commercial Asset Trust, FRN, 4.222%, 2036 (i)(z)	26,399,317	1,330,526
Bayview Commercial Asset Trust, FRN, 4.117%, 2036 (i)(z)	13,229,379	704,181
Bayview Commercial Asset Trust, FRN, 3.389%, 2037 (i)(z)	28,856,003	1,885,125
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036 (i)(z)	10,431,340	318,236
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,276,937
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,184,705	2,162,257
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040 (z)	3,440,460	1,939,782
Brascan Real Estate, CDO, FRN, 2.161%, 2040 (z)	297,962	208,573
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	8,394,727	8,327,569
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	7,074,200	6,667,434
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	17,127,981	18,665,320
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	400,000	428,919
Commercial Mortgage Asset Trust, FRN, 0.736%, 2032 (i)(z)	2,552,530	28,162
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	908,227	720,593
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,229,628
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	1,275,594	1,357,106
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	1,253,031	1,129,102
Credit-Based Asset Servicing & Securitization LLC, 5.419%, 2037	2,278,699	799,425
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.701%, 2037 (d)(q)	1,862,470	693,686
Crest G-Star, CDO, 6.95%, 2032 (z)	7,500,000	6,731,250
Crest Ltd., “A1” CDO, FRN, 1.054%, 2018 (z)	6,285,571	5,342,735
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	1,929,521	1,736,569
Crest Ltd., “B”, CDO, FRN, 1.903%, 2035 (z)	3,430,166	3,413,015
CWCapital LLC, 5.223%, 2048	6,335,000	6,920,614
DLJ Commercial Mortgage Corp., FRN, 7.95%, 2033	1,000,000	1,009,239
Falcon Franchise Loan LLC, FRN, 4.783%, 2023 (i)(z)	189,697	11,401
Falcon Franchise Loan LLC, FRN, 5.147%, 2025 (i)(z)	4,011,748	509,893
First Union National Bank Commercial Mortgage, FRN, 1.788%, 2043 (i)(z)	1,000,006	537
First Union-Lehman Brothers Bank of America, FRN, 0.597%, 2035 (i)	5,490,684	80,180
FUEL Trust, 3.984%, 2016 (n)	7,319,000	7,453,106

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	$4,625,000	$4,625,782
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,260,121	1,460,863
Gramercy Real Estate Ltd., CDO, FRN, 0.88%, 2035 (z)	879,564	703,651
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	5,998,000	6,097,033
IMPAC CMB Trust, FRN, 1.016%, 2034	199,005	165,250
IMPAC CMB Trust, FRN, 1.196%, 2034	99,503	66,290
IMPAC Secured Assets Corp., FRN, 0.626%, 2036	820,847	709,220
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,223,969
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.574%, 2042 (n)	4,180,000	631,176
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	15,661,513	16,684,053
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	21,360,633	22,710,732
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,795,301
KKR Financial CLO Ltd., “A1”, FRN, 0.829%, 2017 (z)	3,236,834	3,101,845
KKR Financial CLO Ltd., “C”, FRN, 1.907%, 2021 (n)	7,811,290	5,702,242
LB Commercial Conduit Mortgage Trust, FRN, 1.559%, 2035 (i)	2,209,165	103,259
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	5,198,000	5,120,030
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (a)	2,469,420	481,255
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.027%, 2050	8,250,000	8,624,311
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	13,925,156	14,903,718
Morgan Stanley Capital I, Inc., FRN, 1.341%, 2031 (i)(z)	1,125,535	13,568
Nationslink Funding Corp., FRN, 1.506%, 2030 (i)	838,041	13,288
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	615,370
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,179,098	615,534
Preferred Term Securities XIX Ltd., CDO, FRN, 0.896%, 2035 (z)	7,893,949	3,946,975
Prudential Securities Secured Financing Corp., FRN, 6.917%, 2013 (z)	1,370,156	1,359,052
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	2,047,472	2,051,014
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,795,000	5,041,294
Salomon Brothers Mortgage Securities, Inc., FRN, 7.379%, 2032 (z)	3,262,500	3,350,809
Smart Trust, “A2B”, FRN, 1.039%, 2013 (z)	2,206,122	2,206,136
Thornburg Mortgage Securities Trust, FRN, 0.956%, 2043	33,738	30,378
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	2,118,681	2,216,079
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051	21,365,746	23,361,969

		$253,620,302
Automotive - 0.9%
Ford Motor Credit Co. LLC, 8%, 2014	$2,700,000	$2,969,746
Ford Motor Credit Co. LLC, 5%, 2018	3,303,000	3,417,697
Harley-Davidson Financial Services, 3.875%, 2016 (n)	9,522,000	9,988,683
Lear Corp., 8.125%, 2020	5,940,000	6,630,525
RCI Banque S.A., 4.6%, 2016 (n)	4,479,000	4,276,204

		$27,282,855
Banks & Diversified Financials (Covered Bonds) - 0.2%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$5,800,000	$5,743,694

Biotechnology - 0.3%
Life Technologies Corp., 5%, 2021	$7,521,000	$8,003,961

Broadcasting - 1.0%
Discovery Communications, Inc., 4.375%, 2021	$7,215,000	$7,802,683
NBCUniversal Media LLC, 5.95%, 2041	7,613,000	9,156,056
News America, Inc., 8.5%, 2025	120,000	152,255
News America, Inc., 6.15%, 2041	7,000,000	8,359,911
SIRIUS XM Radio, Inc., 13%, 2013 (n)	5,245,000	5,979,300

		$31,450,205

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.3%
INVESCO PLC, 5.625%, 2012	$4,255,000	$4,291,495
TD AMERITRADE Holding Corp., 5.6%, 2019	5,512,000	5,982,118

		$10,273,613
Building - 0.3%
Owens Corning, Inc., 6.5%, 2016	$8,981,000	$9,931,917

Cable TV - 1.9%
CCO Holdings LLC, 7.875%, 2018	$6,410,000	$6,954,850
Cox Communications, Inc., 4.625%, 2013	600,000	631,319
CSC Holdings LLC, 8.5%, 2014	5,500,000	6,118,750
DIRECTV Holdings LLC, 7.625%, 2016	7,919,000	8,344,646
DIRECTV Holdings LLC, 5.2%, 2020	6,220,000	6,871,508
Myriad International Holdings B.V., 6.375%, 2017 (n)	6,225,000	6,785,250
TCI Communications, Inc., 9.8%, 2012	1,703,000	1,703,000
Time Warner Cable, Inc., 4.125%, 2021	3,072,000	3,235,636
Time Warner Cable, Inc., 4%, 2021	2,720,000	2,844,704
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,791,114
Virgin Media Finance PLC, 9.5%, 2016	5,750,000	6,497,500

		$56,778,277
Chemicals - 0.4%
Ashland, Inc., 9.125%, 2017	$7,820,000	$8,768,175
Lyondell Chemical Co., 11%, 2018	2,804,937	3,071,406
LyondellBasell Industries, Inc., 6%, 2021 (n)	290,000	315,375

		$12,154,956
Conglomerates - 0.0%
Kennametal, Inc., 7.2%, 2012	$525,000	$536,873

Consumer Products - 0.6%
Hasbro, Inc., 6.35%, 2040	$4,234,000	$4,674,289
Mattel, Inc., 5.45%, 2041	6,043,000	6,381,203
Newell Rubbermaid, Inc., 5.5%, 2013	5,547,000	5,829,609

		$16,885,101
Containers - 0.2%
Greif, Inc., 7.75%, 2019	$5,615,000	$6,204,575

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$2,705,000	$3,081,014

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$3,194,000	$3,781,795
Tyco Electronics Group S.A., 3.5%, 2022	1,340,000	1,334,734

		$5,116,529
Emerging Market Quasi-Sovereign - 1.0%
Banco do Brasil S.A., 5.875%, 2022 (n)	$3,856,000	$3,869,496
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	6,602,000	6,945,304
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	6,736,000	7,151,833
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	4,842,000	4,539,375
Petroleos Mexicanos, 4.875%, 2022 (z)	2,900,000	2,992,716
Petroleos Mexicanos, 6.5%, 2041 (n)	5,234,000	5,783,570

		$31,282,294

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 2.0%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,897,218
Anadarko Petroleum Corp., 6.95%, 2019	4,110,000	4,980,716
Anadarko Petroleum Corp., 6.45%, 2036	5,390,000	6,437,525
Encana Corp., 5.15%, 2041	6,870,000	6,685,836
Newfield Exploration Co., 6.625%, 2016	3,900,000	4,007,250
Newfield Exploration Co., 5.75%, 2022	2,780,000	2,953,750
Nexen, Inc., 7.5%, 2039	4,419,000	5,604,596
Noble Energy, Inc., 4.15%, 2021	9,910,000	10,305,429
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	8,166,179
Southwestern Energy Co., 7.5%, 2018	7,599,000	8,900,329

		$59,938,828
Energy - Integrated - 0.7%
BG Energy Capital PLC, 2.875%, 2016 (n)	$6,908,000	$7,196,368
BP Capital Markets PLC, 3.561%, 2021	5,130,000	5,423,041
LUKOIL International Finance B.V., 6.125%, 2020 (n)	8,862,000	9,116,783

		$21,736,192
Entertainment - 0.1%
Viacom, Inc., 3.875%, 2021	$3,900,000	$4,102,866

Financial Institutions - 0.8%
General Electric Capital Corp., 4.65%, 2021	$6,757,000	$7,138,237
Household Finance Corp., 7%, 2012	170,000	172,722
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,189,693
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,447,360
SLM Corp., 6.25%, 2016	3,318,000	3,386,792
SLM Corp., 6%, 2017	2,065,000	2,077,444

		$24,412,248
Food & Beverages - 1.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$9,724,000	$12,777,657
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (z)	187,000	190,859
Kraft Foods, Inc., 6.125%, 2018	2,538,000	3,031,468
Kraft Foods, Inc., 5.375%, 2020	2,316,000	2,704,745
Miller Brewing Co., 5.5%, 2013 (n)	9,295,000	9,846,379
Pernod-Ricard S.A., 4.25%, 2022 (n)	9,035,000	9,324,445
SABMiller Holdings, Inc., 3.75%, 2022 (z)	8,847,000	9,209,700
Tyson Foods, Inc., 6.85%, 2016	8,169,000	9,108,435

		$56,193,688
Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2041	$3,610,000	$4,333,386

Forest & Paper Products - 0.3%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$7,582,000	$8,570,882

Gaming & Lodging - 0.6%
Wyndham Worldwide Corp., 6%, 2016	$12,268,000	$13,612,475
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,501,009

		$17,113,484
Insurance - 1.1%
American International Group, Inc., 4.875%, 2016	$4,739,000	$4,809,933
American International Group, Inc., 6.4%, 2020	3,565,000	3,877,686
MetLife, Inc., 5.375%, 2012	300,000	312,403
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	6,580,000	6,896,820

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	$2,570,000	$2,792,698
Unum Group, 7.125%, 2016	2,220,000	2,561,873
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,665,862

		$33,917,275
Insurance - Health - 0.6%
CIGNA Corp., 4%, 2022	$9,845,000	$10,123,407
Humana, Inc., 7.2%, 2018	6,010,000	7,226,737

		$17,350,144
Insurance - Property & Casualty - 1.7%
Allied World Assurance, 5.5%, 2020	$3,670,000	$3,784,640
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,626,617
CNA Financial Corp., 5.875%, 2020	6,990,000	7,358,918
Marsh & McLennan Cos., Inc., 4.8%, 2021	7,990,000	8,945,236
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,061,726
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	6,327,331
XL Capital Ltd., 6.5% to 2017, FRN to 2049	7,039,000	5,868,766
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,260,700
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	432,000	421,200
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,018,390

		$51,673,524
International Market Quasi-Sovereign - 1.2%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,875,000	$2,992,780
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,852,011
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,162,712
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,156,100
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	8,520,000	8,565,923
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,223,097

		$35,952,623
Local Authorities - 0.1%
State of California (Build America Bonds), 7.625%, 2040	$1,360,000	$1,829,567
State of California (Build America Bonds), 7.6%, 2040	1,750,000	2,371,058

		$4,200,625
Machinery & Tools - 0.2%
Case New Holland, Inc., 7.875%, 2017	$6,095,000	$7,024,488

Major Banks - 5.1%
ABN Amro Bank N.V., 4.25%, 2017 (z)	$7,822,000	$7,825,363
Bank of America Corp., 6.5%, 2016	1,460,000	1,556,782
Bank of America Corp., 5.65%, 2018	16,095,000	16,466,070
Bank of America Corp., 5.625%, 2020	2,505,000	2,538,509
Bank of America Corp., 5.875%, 2021	4,930,000	5,064,328
Bank of America Corp., 5.7%, 2022	7,421,000	7,686,954
Credit Suisse (USA), Inc., 6%, 2018	9,110,000	9,549,803
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	4,859,357
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	6,364,080
Goldman Sachs Group, Inc., 5.75%, 2022	8,038,000	8,331,700
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,454,697
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	5,089,360
JPMorgan Chase & Co., 4.5%, 2022	6,850,000	7,058,802
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,634,829
JPMorgan Chase Capital XXII, 6.45%, 2087	4,668,000	4,707,678
JPMorgan Chase Capital XXVII, 7%, 2039	1,211,000	1,226,259

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Macquarie Group Ltd., 6.25%, 2021 (n)	$5,980,000	$5,917,736
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,117,755
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	6,796,014
Morgan Stanley, 5.75%, 2016	7,752,000	8,054,801
Morgan Stanley, 5.5%, 2020	4,790,000	4,728,123
Morgan Stanley, 5.5%, 2021	10,150,000	10,036,340
PNC Funding Corp., 5.625%, 2017	8,496,000	9,414,783
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,792,430
Wachovia Corp., 6.605%, 2025	2,393,000	2,794,617

		$154,067,170
Medical & Health Technology & Services - 0.2%
HCA, Inc., 7.875%, 2020	$6,430,000	$7,032,813

Metals & Mining - 1.6%
ArcelorMittal, 9.85%, 2019	$9,246,000	$10,901,071
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	8,138,000	8,585,590
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	4,103,000	3,892,122
Southern Copper Corp., 6.75%, 2040	8,176,000	8,646,218
Teck Resources Ltd., 10.75%, 2019	5,191,000	6,345,743
Vale Overseas Ltd., 5.625%, 2019	5,013,000	5,597,461
Vale Overseas Ltd., 4.375%, 2022	3,091,000	3,091,695

		$47,059,900
Mortgage-Backed - 18.5%
Fannie Mae, 4.86%, 2012 - 2014	$3,437,839	$3,579,276
Fannie Mae, 4.518%, 2013	791,345	808,033
Fannie Mae, 4.542%, 2013	2,196,280	2,249,373
Fannie Mae, 4.845%, 2013	2,465,676	2,550,947
Fannie Mae, 5.37%, 2013	1,082,677	1,108,257
Fannie Mae, 4.61%, 2014	1,421,347	1,506,034
Fannie Mae, 4.62%, 2014 - 2015	4,217,306	4,564,080
Fannie Mae, 4.77%, 2014	1,715,107	1,831,012
Fannie Mae, 4.842%, 2014	3,866,350	4,113,225
Fannie Mae, 5.05%, 2014	1,180,847	1,273,980
Fannie Mae, 5.412%, 2014	2,460,045	2,654,741
Fannie Mae, 4.53%, 2015	1,151,089	1,253,120
Fannie Mae, 4.56%, 2015	22,292	24,080
Fannie Mae, 4.6%, 2015	1,842,271	2,008,736
Fannie Mae, 4.665%, 2015	1,164,743	1,260,846
Fannie Mae, 4.7%, 2015	27,873	30,461
Fannie Mae, 4.78%, 2015	2,535,029	2,773,789
Fannie Mae, 4.815%, 2015	1,821,621	1,986,656
Fannie Mae, 4.85%, 2015	1,404,491	1,520,960
Fannie Mae, 4.87%, 2015	1,182,232	1,287,238
Fannie Mae, 4.89%, 2015	368,352	404,626
Fannie Mae, 4.893%, 2015	2,840,728	3,120,647
Fannie Mae, 4.94%, 2015	2,641,000	2,896,058
Fannie Mae, 5%, 2016 - 2040	44,248,797	47,881,436
Fannie Mae, 5.09%, 2016	2,765,366	3,062,556
Fannie Mae, 5.152%, 2016	617,656	693,217
Fannie Mae, 5.35%, 2016 - 2023	4,577,419	5,200,148
Fannie Mae, 5.395%, 2016	2,374,472	2,672,984
Fannie Mae, 5.423%, 2016	5,094,541	5,790,220
Fannie Mae, 5.5%, 2016 - 2039	59,977,629	65,372,697
Fannie Mae, 5.724%, 2016	2,127,041	2,367,164
Fannie Mae, 5.93%, 2016	1,237,669	1,399,046

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.71%, 2017	$1,542,996	$1,617,649
Fannie Mae, 4.989%, 2017	4,402,568	4,749,349
Fannie Mae, 5.28%, 2017	2,646,292	2,986,478
Fannie Mae, 5.481%, 2017	1,235,454	1,426,431
Fannie Mae, 5.54%, 2017	1,469,801	1,662,509
Fannie Mae, 2.578%, 2018	11,000,000	11,409,864
Fannie Mae, 3.84%, 2018	1,439,270	1,582,863
Fannie Mae, 3.849%, 2018	3,783,544	4,177,158
Fannie Mae, 3.99%, 2018	2,450,000	2,715,053
Fannie Mae, 5.18%, 2019	535,766	614,702
Fannie Mae, 4.88%, 2020	722,200	798,213
Fannie Mae, 5.19%, 2020	2,906,582	3,309,192
Fannie Mae, 4%, 2024	8,782,394	9,314,023
Fannie Mae, 4.5%, 2025	3,184,625	3,406,759
Fannie Mae, 6.5%, 2031 - 2033	514,480	589,015
Fannie Mae, 6%, 2034 - 2038	36,640,512	40,448,185
Fannie Mae, 4.5%, 2039 - 2040	16,411,570	17,592,542
Freddie Mac, 3.882%, 2017	8,787,000	9,704,480
Freddie Mac, 5%, 2017 - 2040	23,500,595	25,406,374
Freddie Mac, 5.5%, 2017 - 2038	27,275,923	29,798,356
Freddie Mac, 2.303%, 2018	2,159,711	2,205,432
Freddie Mac, 2.412%, 2018 (n)	4,630,000	4,771,067
Freddie Mac, 3.154%, 2018	3,479,000	3,706,763
Freddie Mac, 3.32%, 2020	2,924,051	3,158,095
Freddie Mac, 4.251%, 2020	4,741,000	5,333,043
Freddie Mac, 4%, 2025 - 2040	52,584,249	55,579,495
Freddie Mac, 4.5%, 2025 - 2041	6,999,318	7,384,440
Freddie Mac, 6%, 2033 - 2038	9,381,870	10,410,882
Ginnie Mae, 4%, 2032 - 2040	19,510,671	21,043,468
Ginnie Mae, 6%, 2034 - 2038	9,853,495	11,166,022
Ginnie Mae, 5.5%, 2038 - 2039	14,673,128	16,378,031
Ginnie Mae, 4.5%, 2039 - 2041	58,028,899	63,680,900

		$557,372,476
Natural Gas - Distribution - 0.1%
EQT Corp., 4.875%, 2021	$2,296,000	$2,335,326

Natural Gas - Pipeline - 1.3%
Energy Transfer Partners LP, 4.65%, 2021	$8,511,000	$8,688,863
Energy Transfer Partners LP, 5.2%, 2022	1,660,000	1,753,003
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,899,131
Enterprise Products Operating LP, 4.05%, 2022	4,961,000	5,124,733
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	2,971,592
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	8,542,652
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,574,650

		$39,554,624
Network & Telecom - 1.4%
AT&T, Inc., 5.35%, 2040	$7,380,000	$8,242,294
AT&T, Inc., 5.55%, 2041	2,259,000	2,615,836
Centurylink, Inc., 6.45%, 2021	10,466,000	11,025,607
France Telecom, 5.375%, 2042	7,524,000	7,923,223
Telecom Italia Capital, 7.175%, 2019	2,870,000	2,905,875
Telefonica Emisiones S.A.U., 5.134%, 2020	6,290,000	6,137,027
Telefonica Emisiones S.A.U., 5.462%, 2021	3,490,000	3,467,339

		$42,317,201

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.1%
Transocean, Inc., 6%, 2018	$2,610,000	$2,815,571

Other Banks & Diversified Financials - 2.5%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$7,100,000	$6,611,272
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,090,450
Capital One Financial Corp., 8.8%, 2019	3,520,000	4,257,025
Citigroup, Inc., 4.45%, 2017	4,631,000	4,828,545
Citigroup, Inc., 6.125%, 2018	11,130,000	12,230,111
Citigroup, Inc., 8.5%, 2019	8,594,000	10,500,373
Discover Bank, 7%, 2020	9,837,000	10,776,217
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,404,000	5,090,136
Santander Holdings USA, Inc., 4.625%, 2016	1,700,000	1,660,133
Santander UK PLC, 8.963% to 2030, FRN to 2049	6,715,000	5,976,350
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	5,877,000

		$74,897,612
Personal Computers & Peripherals - 0.1%
Hewlett-Packard Co., 4.65%, 2021	$3,278,000	$3,526,230

Pharmaceuticals - 0.5%
Celgene Corp., 2.45%, 2015	$3,688,000	$3,764,342
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	10,300,000	10,895,196

		$14,659,538
Pollution Control - 0.3%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,179,225

Real Estate - 2.0%
Boston Properties LP, REIT, 3.7%, 2018	$5,442,000	$5,730,769
HCP, Inc., REIT, 3.75%, 2019	4,862,000	4,881,088
HCP, Inc., REIT, 5.375%, 2021	4,940,000	5,459,105
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	10,136,006
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,926,385
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,455,750
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,029,932
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,086,592
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,475,933
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	8,209,465

		$59,391,025
Retailers - 0.7%
Home Depot, Inc., 5.95%, 2041	$3,217,000	$4,132,507
Kohl’s Corp., 4%, 2021	6,465,000	6,706,041
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,640,266

		$20,478,814
Specialty Chemicals - 0.2%
Ecolab, Inc., 5.5%, 2041	$3,854,000	$4,441,377

Specialty Stores - 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$6,047,000	$6,781,747

Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., 2.375%, 2016	$3,472,000	$3,516,497
American Tower Corp., 4.5%, 2018	12,073,000	12,331,205
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,147,361
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,623,682

		$27,618,745

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.9%
Altria Group, Inc., 9.95%, 2038	$1,367,000	$2,114,983
Lorillard Tobacco Co., 8.125%, 2019	10,750,000	13,097,230
Lorillard Tobacco Co., 7%, 2041	1,356,000	1,433,402
Reynolds American, Inc., 7.25%, 2012	125,000	127,448
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,688,273

		$28,461,336
Transportation - Services - 0.3%
Erac USA Finance Co., 7%, 2037 (n)	$6,577,000	$7,863,520

U.S. Government Agencies and Equivalents - 6.5%
Bank of America Corp., FRN, 0.95%, 2012 (m)	$11,928,000	$11,964,297
Citigroup, Inc., FRN, 0.883%, 2012 (m)	30,444,000	30,496,364
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	2,332,000	2,321,040
General Electric Capital Corp., FRN, 0.473%, 2012 (m)	15,378,000	15,388,765
Goldman Sachs Group, Inc., FRN, 0.746%, 2012 (m)	5,866,000	5,870,927
JPMorgan Chase & Co., FRN, 0.824%, 2012 (m)	30,444,000	30,615,034
Morgan Stanley, FRN, 0.913%, 2012 (m)	31,178,000	31,282,852
National Credit Union Administration Guaranteed Note, 2.9%, 2020	5,600,000	5,962,585
PNC Funding Corp., FRN, 0.781%, 2012 (m)	15,003,000	15,005,611
Small Business Administration, 5.94%, 2016	274,652	293,936
Small Business Administration, 5.37%, 2016	357,509	379,588
Small Business Administration, 6.35%, 2021	14,997	16,638
Small Business Administration, 6.34%, 2021	20,404	22,665
Small Business Administration, 6.44%, 2021	21,629	24,093
Small Business Administration, 5.34%, 2021	141,097	154,829
Small Business Administration, 6.07%, 2022	98,504	109,317
Small Business Administration, 4.35%, 2023	824,649	895,218
Small Business Administration, 4.98%, 2023	1,289,958	1,418,924
Small Business Administration, 4.89%, 2023	1,113,888	1,223,863
Small Business Administration, 4.93%, 2024	1,467,699	1,615,182
Small Business Administration, 4.34%, 2024	1,421,560	1,544,564
Small Business Administration, 5.18%, 2024	1,361,581	1,506,724
Small Business Administration, 5.52%, 2024	1,644,574	1,836,698
Small Business Administration, 5.19%, 2024	1,746,565	1,936,146
Small Business Administration, 4.86%, 2024	1,210,036	1,335,214
Small Business Administration, 4.57%, 2025	1,937,703	2,125,008
Small Business Administration, 4.76%, 2025	6,057,226	6,693,376
Small Business Administration, 5.39%, 2025	607,960	680,242
Small Business Administration, 5.35%, 2026	3,608,295	3,994,968
Small Business Administration, 3.25%, 2030	4,625,153	4,857,049
Small Business Administration, 2.85%, 2031	7,045,000	7,219,677
Wells Fargo & Co., FRN, 0.766%, 2012 (m)	7,795,000	7,815,298

		$196,606,692
U.S. Treasury Obligations - 24.8%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$6,483,008
U.S. Treasury Bonds, 6%, 2026	840,000	1,213,275
U.S. Treasury Bonds, 5.25%, 2029	3,347,000	4,623,044
U.S. Treasury Bonds, 4.5%, 2036	7,588,000	9,889,296
U.S. Treasury Bonds, 5%, 2037	9,893,000	13,851,743
U.S. Treasury Bonds, 4.5%, 2039	108,510,100	142,588,999
U.S. Treasury Notes, 1.375%, 2012	18,691,900	18,700,666
U.S. Treasury Notes, 1.375%, 2012	42,788,000	42,946,786
U.S. Treasury Notes, 1.375%, 2013	185,163,000	187,658,442
U.S. Treasury Notes, 3.125%, 2013	26,584,000	27,868,539
U.S. Treasury Notes, 1.875%, 2014	101,768,000	105,218,546

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.875%, 2014	$542,000	$561,817
U.S. Treasury Notes, 2.125%, 2015	112,348,000	118,948,445
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,582,002
U.S. Treasury Notes, 3.75%, 2018	10,464,000	12,242,064
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,625,078
U.S. Treasury Notes, 3.5%, 2020	11,509,000	13,336,054
U.S. Treasury Notes, TIPS, 2%, 2014	5,335,761	5,704,259
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,630,122	6,146,950
U.S. Treasury Notes, TIPS, 2%, 2016	9,973,513	11,314,481

		$746,503,494
Utilities - Electric Power - 1.9%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,763,040
Constellation Energy Group, Inc., 5.15%, 2020	1,992,000	2,222,992
EDP Finance B.V., 6%, 2018 (n)	6,760,000	5,887,176
Enel Finance International S.A., 6%, 2039 (n)	5,000,000	4,252,175
Exelon Corp., 4.9%, 2015	8,028,000	8,769,000
FirstEnergy Solutions Corp., 6.8%, 2039	6,237,000	7,174,745
PPL Energy Supply LLC, 4.6%, 2021	6,480,000	6,765,094
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	9,743,278
System Energy Resources, Inc., 5.129%, 2014 (z)	259,953	265,589
TECO Energy, Inc., 5.15%, 2020	7,160,000	8,148,653

		$56,991,742
Total Bonds		$2,957,878,029

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	52,885,423	$52,885,423
Total Investments		$3,010,763,452

Other Assets, Less Liabilities - 0.2%		5,362,092
Net Assets - 100.0%		$3,016,125,544

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $302,366,842, representing 10.0% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., 4.25%, 2017	1/30/12	$7,828,216	$7,825,363
ARCap REIT, Inc., CDO, “G”, FRN, 6.038%, 2045	9/21/04	2,162,955	235
ARCap REIT, Inc., CDO, “H”, FRN, 6.038%, 2045	3/11/05-11/23/11	3,583	10
ARcap REIT, Inc., CDO, “F”, FRN, 6.038%, 2045	12/07/06	4,233,273	2,572
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019	1/15/10-3/25/11	6,006,337	6,596,848
Anthracite Ltd., “BFL”, CDO, FRN, 1.277%, 2037	12/09/10	4,582,418	4,441,815
Anthracite Ltd., “CFL”, CDO, FRN, 1.527%, 2037	3/03/11	1,059,294	962,784

10

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-1/01/12	$5,152,226	$264,285
Anthracite Ltd., CDO, FRN, 1.127%, 2037	2/24/10-3/03/11	8,271,487	8,329,621
Bayview Commercial Asset Trust, FRN, 0.586%, 2035	6/09/05	641,440	491,340
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	1,664,647	370,959
Bayview Commercial Asset Trust, FRN, 2.824%, 2036	2/28/06	1,377,652	432,523
Bayview Commercial Asset Trust, FRN, 0.546%, 2036	2/23/06	497,198	372,065
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06-5/29/09	1,173,301	542,699
Bayview Commercial Asset Trust, FRN, 4.222%, 2036	9/11/06	3,284,580	1,330,526
Bayview Commercial Asset Trust, FRN, 4.117%, 2036	10/25/06	1,662,370	704,181
Bayview Commercial Asset Trust, FRN, 3.389%, 2037	1/26/07-5/29/09	2,374,990	1,885,125
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036	3/29/06	997,451	318,236
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.87%, 2040	3/01/06	3,440,460	1,939,782
Brascan Real Estate, CDO, FRN, 2.161%, 2040	9/14/04	297,962	208,573
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	6,470,918	6,667,434
Commercial Mortgage Asset Trust, FRN, 0.736%, 2032	8/25/03	31,860	28,162
Crest G-Star, CDO, 6.95%, 2032	9/13/05-3/25/11	7,826,475	6,731,250
Crest Ltd., “A1” CDO, FRN, 1.054%, 2018	1/21/10-3/04/10	4,975,599	5,342,735
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,606,429	1,736,569
Crest Ltd., “B”, CDO, FRN, 1.903%, 2035	1/12/10-3/01/10	2,889,304	3,413,015
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,818,097	3,852,011
Falcon Franchise Loan LLC, FRN, 4.783%, 2023	1/18/02-3/23/11	9,511	11,401
Falcon Franchise Loan LLC, FRN, 5.147%, 2025	1/29/03-3/23/11	304,898	509,893
First Union National Bank Commercial Mortgage, FRN, 1.788%, 2043	12/11/03	2,149	537
Gramercy Real Estate Ltd., CDO, FRN, 0.88%, 2035	6/21/05-1/18/07	879,585	703,651
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	1/18/12	185,488	190,859
KKR Financial CLO Ltd., “A1”, FRN, 0.829%, 2017	4/11/11	3,109,811	3,101,845
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10-3/25/11	4,900,461	5,120,030
Morgan Stanley Capital I, Inc., FRN, 1.341%, 2031	6/10/03	25,354	13,568
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,933,711	5,156,100
Petroleos Mexicanos, 4.875%, 2022	1/17/12	2,874,494	2,992,716
Preferred Term Securities XIX Ltd., CDO, FRN, 0.896%, 2035	9/08/05-3/28/11	7,731,843	3,946,975
Prudential Securities Secured Financing Corp., FRN, 6.917%, 2013	12/06/04-5/29/09	1,393,643	1,359,052
SABMiller Holdings, Inc., 3.75%, 2022	1/12/12	8,889,418	9,209,700
Salomon Brothers Mortgage Securities, Inc., FRN, 7.379%, 2032	1/07/05	3,676,111	3,350,809
Smart Trust, “A2B”, FRN, 1.039%, 2013	3/10/11	2,206,122	2,206,136
System Energy Resources, Inc., 5.129%, 2014	4/16/04	259,953	265,589
Total Restricted Securities			$102,929,579
% of Net assets			3.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$943,110,186	$—	$943,110,186
Non-U.S. Sovereign Debt	—	67,234,917	—	67,234,917
Corporate Bonds	—	878,446,527	—	878,446,527
Residential Mortgage-Backed Securities	—	576,477,025	—	576,477,025
Commercial Mortgage-Backed Securities	—	140,593,856	—	140,593,856
Asset-Backed Securities (including CDOs)	—	93,921,897	—	93,921,897
Foreign Bonds	—	258,093,621	—	258,093,621
Mutual Funds	52,885,423	—	—	52,885,423
Total Investments	$52,885,423	$2,957,878,029	$—	$3,010,763,452

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,921,767,513
Gross unrealized appreciation	$144,578,664
Gross unrealized depreciation	(55,582,725)
Net unrealized appreciation (depreciation)	$88,995,939

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,563,540	844,944,728	(842,622,845)	52,885,423

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,590	$52,885,423

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.